The Fixed

And Variable Annuity

issued by

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

and

METLIFE INVESTORS INSURANCE COMPANY

This prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors Insurance Company (MetLife Investors, we or us). Currently, the contract is not available for new sales. However, you can continue to make additional purchase payments to your contract.

The annuity contract has many investment choices - a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and the available investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted). CURRENTLY, IF YOU ARE NOT PARTICIPATING IN AN ASSET ALLOCATION PROGRAM, YOU CAN ONLY INVEST IN 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME.

Certain portfolios listed below may not be available with your contract. See Appendix B - Part 2 for a list of the portfolios available with your contract.

AIM Variable Insurance Funds (Series 1):
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund
        (formerly AIM V.I. International Equity Fund)
     AIM V.I. Premier Equity Fund
        (formerly AIM V.I. Value Fund)

Alliance Variable Products Series Fund, Inc.:
     Premier Growth Portfolio (Class A)
     AllianceBernstein Real Estate Investment
        Portfolio (Class A)
     AllianceBernstein Value Portfolio (Class B)
     AllianceBernstein Small Cap Value Portfolio (Class B)

American Century Variable Portfolios, Inc.:
     VP Income & Growth Fund
     VP International Fund
     VP Value Fund

Dreyfus Stock Index Fund (Initial Class)

Dreyfus Variable Investment Fund (Initial Class):
     Dreyfus VIF - Appreciation Portfolio
     Dreyfus VIF - Disciplined Stock Portfolio

Fidelity Variable Insurance Products
Fund (Service Class 2 Shares):
     Equity-Income Portfolio
     Growth Portfolio
     High Income Portfolio

Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares:
     Franklin Small Cap Fund
     Mutual Shares Securities Fund
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund
        (formerly Templeton International Securities Fund)

General American Capital Company:
         Money Market Fund

INVESCO Variable Investment Funds, Inc.:
     INVESCO VIF - Dynamics Fund

Met Investors Series Trust (Class A)*:
     J.P. Morgan Enhanced Index Portfolio
     J.P. Morgan International Equity Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     J.P. Morgan Small Cap Stock Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Developing Growth Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio

* Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001.

MFS(R)Variable Insurance Trust
(Initial Class):
     MFS Emerging Growth Series
     MFS Strategic Income Series (formerly known as
     MFS(R) Global Governments Series)
     MFS Investors Trust Series
     MFS High Income Series
     MFS Research Series
     MFS New Discovery Series

New England Zenith Fund:
     Capital Guardian U.S. Equity Series (Class B)

Oppenheimer Variable Account Funds:
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth &
        Income Fund/VA
     Oppenheimer Strategic Bond Fund/VA

PIMCO Variable Insurance Trust (Administrative Class):
     PIMCO High Yield Portfolio (formerly PIMCO
        High Yield Bond Portfolio)
     PIMCO Low Duration Portfolio (formerly PIMCO
        Low Duration Bond Portfolio)
     PIMCO StocksPLUS Growth and Income Portfolio
     PIMCO Total Return Portfolio (formerly PIMCO
        Total Return Bond Portfolio)

Putnam Variable Trust:
     Putnam VT Growth and Income Fund -
        Class IA Shares
     Putnam VT International Growth Fund -
        Class IA Shares
     Putnam VT International New Opportunities
        Fund - Class IA Shares
     Putnam VT New Value Fund - Class IA Shares
     Putnam VT Vista Fund - Class IA Shares

Russell Insurance Funds:
     Aggressive Equity Fund
     Core Bond Fund
     Multi-Style Equity Fund
     Non-U.S.Fund
     Real Estate Securities Fund

Scudder Variable Series I (Class A):
     International Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.

To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 32 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write us at: P.O. Box 10366, Des Moines, IA 50306-0366.

The Contracts:
o    are not bank deposits
o    are not federally insured
o    are not endorsed by any bank or government agency
o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2002

TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS.....................................3

  SUMMARY....................................................4

  FEE TABLE..................................................6

  EXAMPLES..................................................12

  1. THE ANNUITY CONTRACT...................................17

  2. ANNUITY PAYMENTS (THE INCOME PHASE)....................17
     Annuity Date...........................................17
     Annuity Payments.......................................17
     Annuity Options........................................18

  3. PURCHASE...............................................18
     Purchase Payments......................................18
     Allocation of Purchase Payments........................18
     Accumulation Units.....................................18

  4. INVESTMENT OPTIONS.....................................19
     Transfers..............................................22
     Dollar Cost Averaging Program..........................22
     Automatic Rebalancing Program..........................23
     Approved Asset Allocation Programs.....................23
     Voting Rights..........................................23
     Substitution...........................................24

  5. EXPENSES...............................................24
     Insurance Charges......................................24
     Contract Maintenance Charge............................24
     Withdrawal Charge......................................24
     Reduction or Elimination of the Withdrawal Charge......25
     Premium Taxes and Other Taxes..........................25
     Transfer Fee...........................................25
     Investment Portfolio Expenses..........................25

  6. TAXES..................................................26
     Annuity Contracts in General...........................26
     Qualified and Non-Qualified Contracts..................26
     Withdrawals - Non-Qualified Contracts..................26
     Withdrawals - Qualified Contracts......................27
     Withdrawals - Tax-Sheltered Annuities..................27
     Required Distributions.................................27
     Minimum Required Distributions.........................28
     Taxation of Death Benefit Proceeds.....................28
     Diversification and Owner Control......................28

  7. ACCESS TO YOUR MONEY...................................29
     Systematic Withdrawal Program..........................29
     Suspension of Payments or Transfers....................29

  8. PERFORMANCE............................................29


  9. DEATH BENEFIT..........................................30
     Upon Your Death........................................30
     Death of Annuitant.....................................30
     Controlled Payout......................................31

10. OTHER INFORMATION.......................................31
     MetLife Investors......................................31
     The Separate Account...................................31
     Distributor............................................31
     Ownership..............................................31
     Beneficiary............................................32
     Assignment.............................................32
     Financial Statements...................................32

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION...................................32

APPENDIX A
Condensed Financial Information ...........................A-1

APPENDIX B
Participating Investment Portfolios .......................B-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                          Page

Accumulation Phase..........................................17
Accumulation Unit...........................................18
Annuitant...................................................17
Annuity Date................................................17
Annuity Options.............................................18
Annuity Payments............................................17
Annuity Unit................................................18
Beneficiary.................................................32
Fixed Account...............................................17
Income Phase................................................17
Investment Portfolios.......................................19
Joint Owner.................................................31
Non-Qualified...............................................26
Owner.......................................................31
Purchase Payment............................................18
Qualified...................................................26
Tax Deferral................................................26

SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.


1. THE ANNUITY CONTRACT:

The fixed and variable annuity contract issued by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

You can put money in up to 15 of the investment portfolios and the fixed account. (If you are participating in an asset allocation program, this limit may not apply.) You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.



2. ANNUITY PAYMENTS
     (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.


3. PURCHASE:

Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.


4. INVESTMENT OPTIONS:

You can put your money in the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Certain portfolios may not be available with your contract. See Appendix B - Part 2 for a list of the portfolios available with your contract.

Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.


5. EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

o MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

o If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

o When you begin receiving regular income payments from your annuity, MetLife Investors will assess a state premium tax charge, if applicable, which ranges from 0% - 4% depending upon the state.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which currently range from .205% to 1.57% of the average daily value of the investment portfolio, depending upon the investment portfolio.


6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.


7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.



8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



9. OTHER INFORMATION:

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

o Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.



10. INQUIRIES:

If you need more information, please contact us at:

MetLife Investors Distribution Company
P.O. Box 10366
Des Moines, IA 50306-0366
(800) 343-8496


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. The annual expenses of the portfolios and the examples are based on data provided by the respective underlying fund companies. We have not independently verified such data.


Owner Transaction Expenses
Withdrawal Charge (see Note 1 on page 16)
     5% of purchase payment withdrawn

Transfer Fee (see Note 2 on page 16)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.


Contract Maintenance Charge (see Note 3 on page 16)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                      --------
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%

Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                                           Total Annual Portfolio
                                                     Management                        Other Expenses      Expenses (after expense
                                                   Fees (after fee                     (after expense       reimbursement and/or
                                                    waivers for        12b-1 Fees/    reimbursement for       fee waivers for
                                                 certain Portfolios)  Service Fees    certain Portfolios)    certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Series 1)
     AIM V.I. Capital Appreciation Fund                .61%                N/A             .24%                      .85%
     AIM V.I. International Growth Fund                .73%                N/A             .32%                     1.05%
     AIM V.I. Premier Equity Fund                      .60%                N/A             .25%                      .85%
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
     Premier Growth Portfolio (Class A)               1.00%                N/A             .04%                     1.04%
     AllianceBernstein Real Estate Investment
       Portfolio (Class A) (1)                         .58%                N/A             .37%                     0.95%
     AllianceBernstein Value Portfolio (Class B) (2)   .00%               .25%             .95%                     1.20%
     AllianceBernstein Small Cap Value
        Portfolio (Class B) (2)                        .00%               .25%             .95%                     1.20%
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
     VP Income & Growth Fund                           .70%                N/A             .00%                      .70%
     VP International Fund                            1.26%                N/A             .00%                     1.26%
     VP Value Fund                                     .97%                N/A             .00%                     0.97%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Initial Class) (3)           .25%                N/A             .01%                      .26%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Initial Class) (3)
     Dreyfus VIF - Appreciation Portfolio              .75%                N/A             .03%                      .78%
     Dreyfus VIF - Disciplined Stock Portfolio         .75%                N/A             .06%                      .81%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
(Service Class 2)
     High Income Portfolio                             .58%              .25%              .15%                      .98%
     Growth Portfolio (4)                              .58%              .25%              .10%                      .93%
     Equity-Income Portfolio (4)                       .48%              .25%              .11%                      .84%
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares
     Franklin Small Cap Fund (5)                       .45%               N/A             .31%                      .76%
     Mutual Shares Securities Fund                     .60%               N/A             .19%                      .79%
     Templeton Developing Markets
        Securities Fund                               1.25%               N/A             .32%                     1.57%
     Templeton Foreign Securities Fund (5)             .68%               N/A             .22%                      .90%
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
     Money Market Fund                                 .125%               N/A            .08%                      .205%
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc. (6)
     INVESCO VIF - Dynamics Fund                       .75%                N/A            .33%                     1.08%
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (Class A) (7)
     J.P. Morgan Enhanced Index Portfolio              .53%                N/A             .12%                      .65%
     J.P. Morgan International Equity Portfolio        .66%                N/A             .39%                     1.05%
     J.P. Morgan Quality Bond Portfolio                .43%                N/A             .17%                      .60%
     J.P. Morgan Select Equity Portfolio               .63%                N/A             .10%                      .73%
     J.P. Morgan Small Cap Stock Portfolio             .85%                N/A             .24%                     1.09%
     Lord Abbett Bond Debenture Portfolio              .58%                N/A             .12%                      .70%
     Lord Abbett Developing Growth Portfolio           .51%                N/A             .44%                      .95%
     Lord Abbett Growth and Income Portfolio           .59%                N/A             .05%                      .64%
     Lord Abbett Growth Opportunities Portfolio        .00%                N/A             .85%                      .85%
     Lord Abbett Mid-Cap Value Portfolio               .69%                N/A             .21%                      .90%
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Initial Class) (8)
     MFS Emerging Growth Series                        .75%                N/A             .12%                      .87%
     MFS Strategic Income Series (9)                   .75%                N/A             .17%                      .92%
     MFS Investors Trust Series                        .75%                N/A             .15%                      .90%
     MFS High Income Series (9)                        .75%                N/A             .16%                      .91%
     MFS Research Series                               .75%                N/A             .15%                      .90%
     MFS New Discovery Series (9)                      .90%                N/A             .16%                     1.06%
------------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund
     Capital Guardian U.S. Equity Series (Class B)     .67%               .25%             .09%                     1.01%
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
     Oppenheimer High Income Fund/VA                   .74%                N/A             .05%                      .79%
     Oppenheimer Bond Fund/VA                          .72%                N/A             .05%                      .77%
     Oppenheimer Capital Appreciation Fund/VA          .64%                N/A             .04%                      .68%
     Oppenheimer Main Street Growth &
        Income Fund/VA                                 .68%                N/A             .05%                      .73%
     Oppenheimer Strategic Bond Fund/VA (10)           .74%                N/A             .05%                      .79%
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust (Administrative Class)
     PIMCO High Yield Portfolio (11)                   .25%              .15%              .35%                      .75%
     PIMCO Low Duration Portfolio (12)                 .25%              .15%              .29%                      .69%
     PIMCO StocksPLUS Growth
        and Income Portfolio (13)                      .40%              .15%              .12%                      .67%
     PIMCO Total Return Portfolio (11)                 .25%              .15%              .25%                      .65%
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
     Putnam VT Growth and Income Fund -
        Class IA Shares                                .46%                N/A             .05%                      .51%
     Putnam VT International Growth Fund -
        Class IA Shares                                .76%                N/A             .18%                      .94%
     Putnam VT International New
        Opportunities Fund - Class IA Shares          1.00%                N/A             .24%                     1.24%
     Putnam VT New Value Fund -
        Class IA Shares                                .70%                N/A             .09%                      .79%
     Putnam VT Vista Fund - Class IA Shares            .61%                N/A             .06%                      .67%
------------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds (14)
     Aggressive Equity Fund                            .82%                N/A             .43%                     1.25%
     Core Bond Fund                                    .52%                N/A             .28%                   .80%
     Multi-Style Equity Fund                           .71%                N/A             .21%                      .92%
     Non-U.S. Fund                                     .82%                N/A             .48%                     1.30%
     Real Estate Securities Fund                       .85%                N/A             .21%                     1.06%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class A)
     International Portfolio                           .84%                N/A             .16%                     1.00%
------------------------------------------------------------------------------------------------------------------------------------


(1) The expenses shown are the actual expenses of the Portfolio for the year ended December 31, 2001. Expenses for the period from May 1, 2001 to April 30, 2002 were capped at .95% annually. Beginning May 1, 2002, the AlllianceBernstein Real Estate Investment Portfolio will have no waiver or reimbursement of expenses. For the year ended December 31, 2001, expenses for the Portfolio after reimbursement were: .58% for management fees, .37% for other expenses and .95% for total annual expenses.

(2) The expenses shown with respect to the AllianceBernstein Value Portfolio and the AllianceBernstein Small Cap Value Portfolio are net of contractual fee waivers. Expenses for the period from May 1, 2001 to April 30, 2002 were capped at 1.20% annually for each of these Portfolios. Beginning May 1, 2002, the expenses will be capped at 1.45% annually for each of these Portfolios. For the year ended December 31, 2001, the expenses for the AllianceBernstein Value Portfolio before reimbursement were .75% for management fees,.25% for 12b-1 fees, 1.47% for other expenses and 2.47% for total annual expenses. For the year ended December 31, 2001, the expenses for the AllianceBernstein Small Cap Value Portfolio before reimbursement were 1.00% for management fees, .25% for 12b-1 fees, 1.92% for other expenses and 3.17% for total annual expenses.


(3) The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than the figures presented. Please consult the underlying fund prospectuses for more complete information.

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

(5)   For the Franklin Small Cap Fund and the Templeton Foreign Securities Fund
      - Class 1, the managers had agreed in advance to make estimated reductions of 0.08% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investment in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Without these reductions, the total annual Fund operating expenses are estimated to be .84% and 0.91%, respectively.

(6) The Fund's actual Other Expenses and Total Annual Fund Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement.

(7) In the interest of limiting expenses of each Portfolio until April 30, 2003 (except for the J.P. Morgan Small Cap Stock and J.P. Morgan Select Equity Portfolios), the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios: .60% for the J.P. Morgan Quality Bond Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio and the J.P. Morgan Enhanced Index Portfolio, .95% for the Lord Abbett Developing Growth Portfolio, 1.05% for the J.P. Morgan International Equity Portfolio and .85% for the Lord Abbett Growth Opportunities Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

      Absent these expense reimbursement arrangements, management fees, other expenses and total annual portfolio expenses for the year ending December 31, 2001 were: .60%, .12% and .72% for the Lord Abbett Bond Debenture Portfolio, .56%, .12% and .68% for the J.P. Morgan Enhanced Index Portfolio, .53%, .17% and .70% for the J.P. Morgan Quality Bond Portfolio, .78%, .39% and 1.17% for the J.P. Morgan International Equity Portfolio, .70%, .21% and .91% for the Lord Abbett Mid-Cap Value Portfolio, .75%, .44% and 1.19% for the Lord Abbett Developing Growth Portfolio and .70%, 4.49% and 5.19% for the Lord Abbett Growth Opportunities Portfolio.

(8) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursement agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown in the table above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(9) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series, such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for the Strategic Income Series, the High Income Series and the New Discovery Series. These contractual arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent expense reimbursement for the series, total annual portfolio expenses for the year ended December 31, 2001 were 1.01% with respect to the High Income Series, 1.12% with respect to the Strategic Income Series; and 1.09% with respect to the New Discovery Series. The MFS Strategic Income Series was formerly known as MFS(R) Global Governments Series.

(10) OppenheimerFunds, Inc. (OFI) may reduce the management fee by as much as 0.10% if certain performance targets of the fund are not met.

(11) PIMCO has contractually agreed to reduce total annual Portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65% of the High Yield and Total Return Portfolios, respectively, of average daily net assets. Without such reductions, the Total Annual Portfolio Expenses for the fiscal year ended December 31, 2001 would have been .76% for the High Yield Portfolio, and .66% for the Total Return Portfolio. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) "Other Expenses" reflects a 0.25% administrative fee and 0.04% interest expense. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.70%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(13) "Other Expenses" reflects a 0.10% administrative fee and 0.02% interest expense. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.67%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(14) The manager of Russell Insurance Funds, Frank Russell Investment Management Company, has contractually agreed to waive, at least until April 30, 2003, a portion of the management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed .92% with respect to the Multi-Style Equity Fund, 1.25% with respect to the Aggressive Equity Fund, 1.30% with respect to the Non-U.S. Fund, 1.15% with respect to the Real Estate Securities Fund and .80% with respect to the Core Bond Fund and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed such amounts. Absent such waiver and reimbursement, the management fees and total operating expenses would be .78% and .99% for the Multi-Style Equity Fund; .95% and 1.38% for the Aggressive Equity Fund; .95% and 1.43% for the Non-U.S. Fund; and .60% and .88% for the Core Bond Fund.

Examples

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For purposes of the examples, the assumed average contract size is $30,000. The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

        (a) if you surrender the contract at the end of each time period;

        (b) if you do not surrender the contract or if you apply the contract value to an annuity option.



                                                                                            Time Periods
                                                                  1 year            3 years           5 years         10 years
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
       AIM V.I. Capital Appreciation                               (a) $ 73.80      (a) $118.16       (a) $169.99     (a) $266.24
                                                                   (b) $ 23.80      (b) $ 73.16       (b) $124.99     (b) $266.24
       AIM V.I. International Growth                               (a) $ 75.80      (a) $124.17       (a) $179.99     (a) $286.12
                                                                   (b) $ 25.80      (b) $ 79.17       (b) $134.99     (b) $286.12
       AIM V.I. Premier Equity                                     (a) $ 73.80      (a) $118.16       (a) $169.99     (a) $266.24
                                                                   (b) $ 23.80      (b) $ 73.16       (b) $124.99     (b) $266.24
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.

       Premier Growth (Class A)                                    (a) $ 75.70      (a) $123.87       (a) $179.49     (a) $285.14
                                                                   (b) $ 25.70      (b) $ 78.87       (b) $134.49     (b) $285.14
       AllianceBernstein Real Estate                               (a) $ 74.80      (a) $121.17       (a) $175.00     (a) $276.23
          Investment (Class A)                                     (b) $ 24.80      (b) $ 76.17       (b) $130.00     (b) $276.23
       AllianceBernstein Small Cap Value (Class B)                 (a) $ 77.30      (a) $128.65       (a) $187.42     (a) $300.75
                                                                   (b) $ 27.30      (b) $ 83.65       (b) $142.42     (b) $300.75
       AllianceBernstein Value (Class B)                           (a) $ 77.30      (a) $128.65       (a) $187.42     (a) $300.75
                                                                   (b) $ 27.30      (b) $ 83.65       (b) $142.42     (b) $300.75
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
       VP Income & Growth                                          (a) $ 72.29      (a) $113.63       (a) $162.42     (a) $251.04
                                                                   (b) $ 22.29      (b) $ 68.63       (b) $117.42     (b) $251.04
       VP International                                            (a) $ 77.90      (a) $130.43       (a) $190.38     (a) $306.53
                                                                   (b) $ 27.90      (b) $ 85.43       (b) $145.38     (b) $306.53
       VP Value                                                    (a) $ 75.00      (a) $121.77       (a) $176.00     (a) $278.22
                                                                   (b) $ 25.00      (b) $ 76.77       (b) $131.00     (b) $278.22
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Initial Class)
                                                                   (a) $ 67.87      (a) $100.23       (a) $139.87     (a) $205.00
                                                                   (b) $ 17.87      (b) $ 55.23       (b) $   94.87   (b) $205.00
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Initial Class)
       Dreyfus VIF - Appreciation                                  (a) $73.15       (a) $116.20       (a) $166.72     (a) $259.68
                                                                   (b) $23.15       (b) $ 71.20       (b) $121.72     (b) $259.68
       Dreyfus VIF - Disciplined Stock                             (a) $73.40       (a) $116.96       (a) $167.98     (a) $262.21
                                                                   (b) $23.40       (b) $ 71.96       (b) $122.98     (b) $262.21
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund
(Service Class 2 Shares)
       Equity-Income                                               (a) $ 73.70      (a) $117.86       (a) $169.49     (a) $265.23
                                                                   (b) $ 23.70      (b) $ 72.86       (b) $124.49     (b) $265.23
       Growth                                                      (a) $ 74.60      (a) $120.57       (a) $174.00     (a) $274.24
                                                                   (b) $ 24.60      (b) $ 75.57       (b) $129.00     (b) $274.24
       High Income                                                 (a) $ 75.10      (a) $122.07       (a) $176.50     (a) $279.21
                                                                   (b) $ 25.10      (b) $ 77.07       (b) $131.50     (b) $279.21
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares
       Franklin Small Cap                                          (a) $ 73.70      (a) $117.86       (a) $169.49     (a) $265.23
                                                                   (b) $ 23.70      (b) $ 72.86       (b) $124.49     (b) $265.23
       Mutual Shares Securities                                    (a) $ 73.20      (a) $116.35       (a) $166.97     (a) $260.19
                                                                   (b) $ 23.20      (b) $ 71.35       (b) $121.97     (b) $260.19
       Templeton Developing Markets Securities                     (a) $ 80.98      (a) $139.61       (a) $205.51     (a) $335.82
                                                                   (b) $ 30.98      (b) $ 94.61       (b) $160.51     (b) $335.82
       Templeton Foreign Securities                                (a) $ 74.40      (a) $119.97       (a) $173.00     (a) $272.25
                                                                   (b) $ 24.40      (b) $ 74.97       (b) $128.00     (b) $272.25
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
       Money Market                                                (a) $ 67.31      (a) $ 98.54       (a) $137.02     (a) $199.08
                                                                   (b) $ 17.31      (b) $ 53.54       (b) $ 92.02     (b) $199.08
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
       INVESCO VIF - Dynamics                                      (a) $ 76.10      (a) $125.06       (a) $181.48     (a) $289.07
                                                                   (b) $ 26.10      (b) $ 80.06       (b) $136.48     (b) $289.07
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (Class A)
       J.P. Morgan Enhanced Index Portfolio                        (a) $  71.79     (a) $112.12       (a) $159.89     (a) $245.92
                                                                   (b) $  21.79     (b) $ 67.12       (b) $114.89     (b) $245.92
       J.P. Morgan International Equity Portfolio                  (a) $  75.90     (a) $124.47       (a) $180.49     (a) $287.10
                                                                   (b) $  25.90     (b) $ 79.47       (b) $135.49     (b) $287.10
       J.P. Morgan Quality Bond Portfolio                          (a) $  71.29     (a) $110.60       (a) $157.34     (a) $240.77
                                                                   (b) $  21.29     (b) $ 65.60       (b) $112.34     (b) $240.77
       J.P. Morgan Select Equity Portfolio                         (a) $  72.49     (a) $114.24       (a) $163.43     (a) $253.08
                                                                   (b) $  22.49     (b) $ 69.24       (b) $118.43     (b) $253.08
       J.P. Morgan Small Cap Stock Portfolio                       (a) $  76.20     (a) $125.36       (a) $181.98     (a) $290.04
                                                                   (b) $  26.20     (b) $ 80.36       (b) $136.98     (b) $290.04
       Lord Abbett Bond Debenture Portfolio                        (a) $  72.29     (a) $113.63       (a) $162.42     (a) $251.04
                                                                   (b) $  22.29     (b) $ 68.63       (b) $117.42     (b) $251.04
       Lord Abbett Developing Growth Portfolio                     (a) $  74.80     (a) $121.17       (a) $175.00     (a) $276.23
                                                                   (b) $  24.80     (b) $ 76.17       (b) $130.00     (b) $276.23
       Lord Abbett Growth and Income Portfolio                     (a) $  71.69     (a) $111.82       (a) $159.38     (a) $244.89
                                                                   (b) $  21.69     (b) $ 66.82       (b) $114.38     (b) $244.89
       Lord Abbett Growth Opportunities Portfolio                  (a) $  73.80     (a) $118.16       (a) $169.99     (a) $266.24
                                                                   (b) $  23.80     (b) $ 73.16       (b) $124.99     (b) $266.24
       Lord Abbett Mid-Cap Value Portfolio                         (a) $  74.30     (a) $119.67       (a) $172.50     (a) $271.25
                                                                   (b) $  24.30     (b) $ 74.67       (b) $127.50     (b) $271.25
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Initial Class)
       MFS Emerging Growth                                         (a) $  74.00     (a) $118.76       (a) $171.00     (a) $268.25
                                                                   (b) $  24.00     (b) $ 73.76       (b) $126.00     (b) $268.25
       MFS Strategic Income                                        (a) $  74.50     (a) $120.27       (a) $173.50     (a) $273.25
                                                                   (b) $  24.50     (b) $ 75.27       (b) $128.50     (b) $273.25
       MFS Investors Trust                                         (a) $  74.30     (a) $119.67       (a) $172.50     (a) $271.25
                                                                   (b) $  24.30     (b) $ 74.67       (b) $127.50     (b) $271.25
       MFS High Income                                             (a) $  74.40     (a) $119.97       (a) $173.00     (a) $272.25
                                                                   (b) $  24.40     (b) $ 74.97       (b) $128.00     (b) $272.25
       MFS New Discovery                                           (a) $  75.90     (a) $124.47       (a) $180.49     (a) $287.10
                                                                   (b) $  25.90     (b) $ 79.47       (b) $135.49     (b) $287.10
       MFS Research                                                (a) $  74.30     (a) $119.67       (a) $172.50     (a) $271.25

                                                                   (b) $  24.30     (b) $ 74.67       (b) $127.50     (b) $271.25
------------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund (Class B)
       Capital Guardian US Equity Series                           (a) $  75.40     (a) $122.97       (a) $178.00     (a) $282.18
                                                                   (b) $  25.40     (b) $ 77.97       (b) $173.00     (b) $282.18
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
       Oppenheimer Bond Fund/VA                                    (a) $ 73.00      (a) $115.75       (a) $165.96     (a) $258.16
                                                                   (b) $ 23.00      (b) $ 70.75       (b) $120.96     (b) $258.16
       Oppenheimer Capital Appreciation Fund/VA                    (a) $ 72.09      (a) $113.03       (a) $161.41     (a) $249.00
                                                                   (b) $ 22.09      (b) $ 68.03       (b) $116.41     (b) $249.00
       Oppenheimer High Income Fund/VA                             (a) $ 73.20      (a) $116.35       (a) $166.97     (a) $260.19
                                                                   (b) $ 23.20      (b) $ 71.35       (b) $121.97     (b) $260.19
       Oppenheimer Main Street Growth &                            (a) $ 72.59      (a) $114.54       (a) $163.94     (a) $254.10
          Income Fund/VA                                           (b) $ 22.59      (b) $ 69.54       (b) $118.94     (b) $254.10
       Oppenheimer Strategic Bond Fund/VA                          (a) $ 73.20      (a) $116.35       (a) $166.97     (a) $260.19
                                                                   (b) $ 23.20      (b) $ 71.35       (b) $121.97     (b) $260.19
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust (Administrative Class)
       PIMCO High Yield                                            (a) $ 72.80      (a) $115.15       (a) $164.95     (a) $256.13
                                                                   (b) $ 22.80      (b) $  70.15      (b) $119.95     (b) $256.13
       PIMCO Low Duration                                          (a) $ 71.79      (a) $112.12       (a) $159.89     (a) $245.92
                                                                   (b) $ 21.79      (b) $  67.12      (b) $114.89     (b) $245.92
       PIMCO StockPLUS Growth and Income                           (a) $ 71.79      (a) $112.12       (a) $159.89     (a) $245.92
                                                                   (b) $ 21.79      (b) $  67.12      (b) $114.89     (b) $245.92
       PIMCO Total Return                                          (a) $ 71.79      (a) $112.12       (a) $159.89     (a) $245.92
                                                                   (b) $ 21.79      (b) $  67.12      (b) $114.89     (b) $245.92
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
       Putnam VT Growth and Income - Class IA Shares               (a) $ 70.39      (a) $107.87       (a) $152.75     (a) $231.43
                                                                   (b) $ 20.39      (b) $ 62.87       (b) $107.75     (b) $231.43
       Putnam VT International Growth - Class IA Shares            (a) $ 74.70      (a) $120.87       (a) $174.50     (a) $275.24
                                                                   (b) $ 24.70      (b) $75.87        (b) $129.50     (b) $275.24
       Putnam VT International New Opportunities -                 (a) $ 77.70      (a) $129.84       (a) $189.40     (a) $304.61
          Class IA Shares                                          (b) $ 27.70      (b) $ 84.84       (b) $144.40     (b) $304.61
       Putnam VT New Value - Class IA Shares                       (a) $ 73.20      (a) $116.35       (a) $166.97     (a) $260.19
                                                                   (b) $ 23.20      (b) $ 71.35       (b) $121.97     (b) $260.19
       Putnam VT Vista - Class IA Shares                           (a) $ 71.99      (a) $112.73       (a) $160.90     (a) $247.97
                                                                   (b) $ 21.99      (b) $ 67.73       (b) $115.90     (b) $247.97
------------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds
       Aggressive Equity                                           (a) $ 65.25      (a) $ 92.22        (a) $126.31    (a) $176.73
                                                                   (b) $ 15.25      (b) $ 47.22        (b) $ 81.31    (b) $176.73
       Core Bond                                                   (a) $ 65.25      (a) $ 92.22        (a) $126.31    (a) $176.73
                                                                   (b) $ 15.25      (b) $ 47.22        (b) $ 81.31    (b) $176.73
       Multi-Style Equity                                          (a) $ 65.25      (a) $ 92.22        (a) $126.31    (a) $176.73
                                                                   (b) $ 15.25      (b) $ 47.22        (b) $ 81.31    (b) $176.73
       Non-U.S.                                                    (a) $ 65.25      (a) $ 92.22        (a) $126.31    (a) $176.73
                                                                   (b) $ 15.25      (b) $ 47.22        (b) $ 81.31    (b) $176.73
       Real Estate Securities                                      (a) $ 65.25      (a) $ 92.22        (a) $126.31    (a) $176.73
                                                                   (b) $ 15.25      (b) $ 47.22        (b) $ 81.31    (b) $176.73
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class A)
       International                                               (a) $ 75.30      (a) $122.67       (a) $177.50     (a) $281.19
                                                                   (b) $ 25.30      (b) $  77.67      (b) $132.50     (b) $281.19
------------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table

1. The withdrawal charge is 5% of the purchase payments you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from MetLife Investors.

2. MetLife Investors will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

3. During the accumulation phase, MetLife Investors will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, MetLife Investors will charge the contract maintenance charge.

4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

There is an accumulation unit value history (Condensed Financial Information) contained in Appendix A.

1.   THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors. Currently, MetLife Investors is not offering this contract for new sales. However, you can continue to make additional purchase payments to your contract.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."



2.   ANNUITY PAYMENTS
     (THE INCOME PHASE)


Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.


Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,
o    the investment portfolio(s), or
o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment ($2,000 if the contract is issued in Massachusetts or Texas). In that case, MetLife Investors may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).


Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. If the Annuitant dies after the first payment and before the second payment, then we will make only one payment.

Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment.



3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to your contract during the accumulation phase. MetLife Investors reserves the right to reject any purchase payment (except in New Jersey).


Allocation of Purchase Payments

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the J.P. Morgan Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the J.P. Morgan Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the J.P. Morgan Quality Bond Portfolio.


4.   INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE APPENDIX B
- PART 2 FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. You can obtain copies of the fund prospectuses by calling or writing to us at MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. (See Appendix B which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.


AIM VARIABLE INSURANCE FUNDS (Series 1)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund (formerly known
      as AIM V.I. International Equity Fund)
   AIM V.I. Premier Equity Fund (formerly known as AIM V.I. Value Fund)


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate Investment
      Portfolio (Class A)
   AllianceBernstein Value Portfolio (Class B)
   AllianceBernstein Small Cap Value Portfolio (Class B)


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   VP Income & Growth Fund
   VP International Fund
   VP Value Fund


DREYFUS STOCK INDEX FUND (INITIAL CLASS)

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.


DREYFUS VARIABLE INVESTMENT FUND (INITIAL CLASS)

Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser for the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:

   Dreyfus VIF - Appreciation Portfolio
   Dreyfus VIF - Disciplined Stock Portfolio


FIDELITY VARIABLE INSURANCE PRODUCTS
FUND (SERVICE CLASS 2 SHARES)

Fidelity Variable Insurance Products Fund is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Service Class 2 portfolios are available under the contract:

   Equity-Income Portfolio
   Growth Portfolio
   High Income Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each Fund has two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the
Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following Class 1 portfolios are available under the contract:

   Franklin Small Cap Fund
   Mutual Shares Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
      (formerly Templeton International Securities Fund)


GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

   Money Market Fund


INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolio is available under the contract:

   INVESCO VIF - Dynamics Fund


MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory LLC is the investment manager of Met Investors Series Trust. Met Investors Advisory LLC has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001. The following portfolios are available under the contract:

   J.P. Morgan Enhanced Index Portfolio
   J.P. Morgan International Equity Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   J.P. Morgan Small Cap Stock Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio


MFS VARIABLE INSURANCE TRUST (INITIAL CLASS)

MFS Variable Insurance Trust is a mutual fund with multiple portfolios. Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   MFS Emerging Growth Series
   MFS Strategic Income Series (formerly known as
      MFS(R) Global Governments Series)
   MFS Investors Trust Series
   MFS High Income Series
   MFS Research Series
   MFS New Discovery Series


NEW ENGLAND ZENITH FUND

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired sub-advisers to make the day to day investment decisions. The following portfolio is available under the contract:

   Capital Guardian U.S. Equity Series (Class B)


OPPENHEIMER VARIABLE FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


   Oppenheimer Bond Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

   PIMCO High Yield Portfolio (formerly PIMCO
      High Yield Bond Portfolio)
   PIMCO Low Duration Portfolio (formerly PIMCO
      Low Duration Bond Portfolio)
   PIMCO StocksPLUS Growth and Income Portfolio
   PIMCO Total Return Portfolio (formerly PIMCO
      Total Return Bond Portfolio)


PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Putnam VT Growth and Income Fund -
      Class IA Shares
   Putnam VT International Growth Fund -
      Class IA Shares
   Putnam VT International New Opportunities Fund -
      Class IA Shares
   Putnam VT New Value Fund - Class IA Shares
   Putnam VT Vista Fund (a stock portfolio) -
      Class IA Shares


RUSSELL INSURANCE FUNDS

Russell Insurance Funds is managed by Frank Russell Investment Management Company. Russell Insurance Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

   Aggressive Equity Fund
   Core Bond Fund
   Multi-Style Equity Fund
   Non-U.S. Fund
   Real Estate Securities Fund


SCUDDER VARIABLE SERIES I (CLASS A)

Scudder Variable Series I is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

   International Portfolio

Transfers

You can transfer money among the fixed account and the investment portfolios. MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record all telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.


Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you buy the contract.

There is no additional charge for participating in the Dollar Cost Averaging Program. If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.


Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J. P. Morgan Select Equity Portfolio to increase those holdings to 60%.


Approved Asset Allocation Programs

MetLife Investors recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with MetLife Investors' administrative rules regarding such programs.

MetLife Investors has made no independent investigation of these programs. MetLife Investors has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, MetLife Investors does not charge for participating in an approved asset allocation program.

Even though MetLife Investors permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when MetLife Investors becomes aware of such disruptive practices, it may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.


Voting Rights

MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.


Substitution

We may be required to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.



5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:


Insurance Charges

Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and

2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.


Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.


Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.


Reduction or Elimination of the
Withdrawal Charge

General

MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.


Nursing Home Waiver

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver. This provision is not available in all states.


Premium Taxes and Other Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

We also reserve the right to deduct from purchase payments, contract values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less. If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.


Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.



6.   TAXES

NOTE: MetLife Investors has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. MetLife Investors has included an additional discussion regarding taxes in the Statement of Additional Information.


Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.


Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after you reach age 59 1/2;

(2)  paid after you die;

(3)  paid if you become totally disabled (as that term is defined in the Code);

(4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

(5) paid to you after you have attained age 55 and you have left your employment;

(6)  paid for certain allowable medical expenses (as defined in the Code);

(7)  paid pursuant to a qualified domestic relations order;

(8)  paid on account of an IRS levy upon the qualified contract;

(9)  paid from an IRA for medical insurance (as defined in the Code);

(10) paid from an IRA for qualified higher education expenses; or

(11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.


Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;

(2)  has a severance from employment;

(3)  dies;

(4)  becomes disabled (as that term is defined in the Code); or

(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.


Required Distributions

In order to be treated as an annuity  contract for Federal  income tax purposes, section 72(s) of the Code requires non-qualified contracts to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity date, the entire interest must be distributed within five (5) years of the date of death, however this requirement will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.

The non-qualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code section 72(s). Other rules may apply to qualified contracts.


Minimum Required Distributions

For Qualified Contracts, except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by the "required beginning date." The required beginning date for IRAs and 5% owners is April 1 of the calendar year following the year in which the annuitant attains age 70 1/2. The required beginning date otherwise is April 1 of the calendar year following the later of the year in which the annuitant attains age 70 1/2 or retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. Rules regarding required minimum distributions apply to IRAs (including SEPs), qualified plans and TSA Plans. Roth IRAs under section 408A do not require distributions at any time prior to the contract owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the contracts or under the terms of the plans in respect of which the contracts are issued.


Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of a contract owner (or annuitant if the contract owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in systematic withdrawals or in a lump sum, they are taxed in the same manner as a withdrawal as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's (or annuitant's) death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income. Estate taxes may apply.

If death benefit endorsements are to be used with a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers death benefits which may exceed the greater of purchase payments or contract value. The Internal Revenue Service is currently examining whether the death benefits are appropriate for use with IRAs (including Roth IRAs). If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs) which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


Diversification and Owner Control

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. MetLife Investors believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not MetLife Investors would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, MetLife Investors reserves the right to modify the contract in an attempt to maintain favorable tax treatment.



7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


Systematic Withdrawal Program

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals. See "Taxes."


Suspension of Payments or Transfers

MetLife   Investors  may  be  required  to  suspend  or  postpone  payments  for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife Investors cannot reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.



8.   PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the investment portfolio expenses. For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

MetLife Investors may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The Statement of Additional Information contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and results shown are not necessarily representative of future results.



9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The death benefit is described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.


Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.


Controlled Payout

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.



10.  OTHER INFORMATION

MetLife Investors

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company on February 12, 2001. In certain states the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved.

We are licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.


The Separate Account

MetLife Investors has established a separate account, MetLife Investors Variable Annuity Account One (formerly, Cova Variable Annuity Account One) (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

Distributor

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660 acts as the distributor of the contracts. MetLife Investors
Distribution   Company   is  our   affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.75% of purchase payments. Under certain circumstances, we may pay a lower amount on purchase payments with annual trail commissions up to 1.00% of contract value. Sometimes, MetLife Investors enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment.

An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The consolidated financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the
Statement of Additional Information
     Company
     Experts
     Custodian
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements



APPENDIX A
CONDENSED FINANCIAL INFORMATION


Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.






                                                            Year or      Year or      Year or     Year or      Year or     Year or
                                                            Period       Period       Period      Period       Period      Period
                                                             Ended        Ended        Ended       Ended        Ended       Ended
                                                           12/31/01     12/31/00     12/31/99    12/31/98     12/31/97    12/31/96
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                     $14.75      $16.79       $11.77       $10.00            *           *
     End of Period                                            11.18        14.75       16.79        11.77
     Number of Accum. Units Outstanding                   3,737,754    3,126,329     901,235      183,488
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Sub-Account
(formerly known as AIM V.I. International
Equity Sub-Account)
     Beginning of Period                                    $12.64       $17.42      $11.39       $10.00            *            *
     End of Period                                            9.55         12.64       17.42        11.39
     Number of Accum. Units Outstanding                     664,626      604,303     277,998      204,072
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Sub-Account
(formerly known as AIM V.I. Value Sub-Account)
     Beginning of Period                                     $14.08       $16.73     $13.06       $10.00             *           *
     End of Period                                            12.15        14.08       16.73        13.06
     Number of Accum. Units Outstanding                   6,321,722    5,573,084   2,544,761      521,890
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Premier Growth Sub-Account (Class A)
     Beginning of Period                                    $15.67        $19.04     $14.60       $10.00            *            *
     End of Period                                           12.79        15.67       19.04         14.60
     Number of Accum. Units Outstanding                   4,644,437    3,937,242  2,065,459       667,854
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Real Estate Investment
Sub-Account (Class A)
     Beginning of Period                                    $ 9.34        $7.47       $7.99        $10.00            *           *
     End of Period                                            10.20         9.34       7.47          7.99
     Number of Accum. Units Outstanding                   1,096,694      941,017     475,475      191,411
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Value Sub-Account (Class B)
     Beginning of Period                                     $10.00            *           *            *            *           *
     End of Period                                             9.98
     Number of Accum. Units Outstanding                      13,023
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Small Cap Value Sub-Account (Class B)
     Beginning of Period                                     $10.00            *           *            *            *           *
     End of Period                                            11.10
     Number of Accum. Units Outstanding                       3,329
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
VP Income & Growth Sub-Account
     Beginning of Period                                      $9.10      $10.32       $10.00            *           *            *
     End of Period                                             8.22         9.10       10.32
     Number of Accum. Units Outstanding                   2,575,460      900,367      27,012
------------------------------------------------------------------------------------------------------------------------------------

VP International Sub-Account
     Beginning of Period                                     $10.27       $12.51     $10.00            *            *            *
     End of Period                                             7.19        10.27       12.51
     Number of Accum. Units Outstanding                      78,823       61,640         155
------------------------------------------------------------------------------------------------------------------------------------

VP Value Sub-Account
     Beginning of Period                                    $11.16         $9.58     $10.00            *            *            *
     End of Period                                            12.43       11.16         9.58
     Number of Accum. Units Outstanding                     899,401      425,321      17,999
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund Sub-Account (Initial Class)
     Beginning of Period                                      $9.23      $10.32      $10.00            *            *            *
     End of Period                                             7.99         9.23       10.32
     Number of Accum. Units Outstanding                     215,068      147,375       1,373
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Initial Class)
Dreyfus VIF - Appreciation Sub-Account
     Beginning of Period                                     $9.90        $10.12     $10.00            *            *            *
     End of Period                                             8.86         9.90       10.12
     Number of Accum. Units Outstanding                     826,798      485,604      22,221
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF - Disciplined Stock Sub-Account
     Beginning of Period                                      $9.22      $10.30      $10.00            *            *            *
     End of Period                                             7.88        9.22        10.30
     Number of Accum. Units Outstanding                      34,563       30,230         944
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (Service Class 2 Shares)
Equity-Income Sub-Account
     Beginning of Period                                     $11.91            *           *            *            *           *
     End of Period                                            11.16
     Number of Accum. Units Outstanding                     207,842
------------------------------------------------------------------------------------------------------------------------------------

Growth Sub-Account
     Beginning of Period                                     $15.56            *           *            *            *           *
     End of Period                                            12.63
     Number of Accum. Units Outstanding                     295,355
------------------------------------------------------------------------------------------------------------------------------------

High Income Sub-Account
     Beginning of Period                                     $10.00            *           *            *            *           *
     End of Period                                             9.03
     Number of Accum. Units Outstanding                    3,192.83
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust, Class 1 Shares
Franklin Small Cap Sub-Account
     Beginning of Period                                     $14.58      $17.68      $10.00            *             *           *
     End of Period                                            12.22        14.58       17.68
     Number of Accum. Units Outstanding                     405,503      338,504      55,398
------------------------------------------------------------------------------------------------------------------------------------

Mutual Shares Securities Sub-Account
     Beginning of Period                                     $11.58       $10.41       $9.63      $10.00            *            *
     End of Period                                           12.25         11.58       10.41         9.63
     Number of Accum. Units Outstanding                   1,022,355      709,561    247,806       106,035
------------------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Securities Sub-Account
     Beginning of Period                                      $7.71       $11.46      $7.55       $10.00            *            *
     End of Period                                             6.99         7.71      11.46          7.55
     Number of Accum. Units Outstanding                     976,427      697,304     304,489       89,960
------------------------------------------------------------------------------------------------------------------------------------

Templeton Foreign Securities Sub-Account
(formerly Templeton International Securities Sub-Account)
     Beginning of Period                                     $10.75       $11.15       $9.14      $10.00            *            *
     End of Period                                             8.93       10.75       11.15          9.14
     Number of Accum. Units Outstanding                   1,553,542    1,393,831    826,137       164,775
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Money Market Sub-Account
     Beginning of Period                                     $12.10       $11.53      $11.11       $10.67      $10.23       $10.00
     End of Period                                            12.41        12.10      11.53        11.11        10.67        10.23
     Number of Accum. Units Outstanding                  2,923,506    2,265,284   3,709,173     1,473,737     311,051       34,964
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Growth and Income Sub-Account
     Beginning of Period                                      $9.68       $10.30       $9.91       $10.00           *            *
     End of Period                                             8.66         9.68      10.30         9.91
     Number of Accum. Units Outstanding                    687,415      673,925     620,568       467,675
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT International Equity Sub-Account
     Beginning of Period                                     $12.69       $14.83      $11.40       $10.00           *            *
     End of Period                                             9.74        12.69      14.83        11.40
     Number of Accum. Units Outstanding                    272,431      287,210     240,170       112,824
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF - Dynamics Sub-Account
     Beginning of Period                                     $10.60      $11.14      $10.00            *            *            *
     End of Period                                             7.20       10.60        11.14
     Number of Accum. Units Outstanding                   1,301,752      427,434      16,259
------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - High Yield Sub-Account
     Beginning of Period                                      $8.81      $10.12      $10.00            *            *            *
     End of Period                                             7.40        8.81        10.12
     Number of Accum. Units Outstanding                     468,388      209,530       5,548
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Newport Tiger Fund, Variable Series Sub-Account (Class A)
     Beginning of Period                                    $12.72       $15.29       $9.23       $10.00            *            *
     End of Period                                            10.30       12.72        15.29         9.23
     Number of Accum. Units Outstanding                      76,277      75,915      40,648        31,936
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (Class A) (1)
J.P. Morgan International Equity Sub-Account
     Beginning of Period                                     $13.41       $16.33     $12.89       $11.46       $10.97       $10.21
     End of Period                                           10.54        13.41       16.33        12.89        11.46        10.97
     Number of Accum. Units Outstanding                  6,798,044     7,802,123   7,578,951    7,309,325    5,440,592   1,306,892
------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Quality Bond Sub-Account
     Beginning of Period                                     $12.71       $11.57     $11.91       $11.16       $10.37        $9.90
     End of Period                                            13.41        12.71      11.57        11.91        11.16        10.37
     Number of Accum. Units Outstanding                   6,655,731    6,709,012  7,608,610     3,323,343    1,433,081     508,830
------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Select Equity Sub-Account
     Beginning of Period                                     $17.00       $18.38     $16.99        $14.05      $10.84       $10.08
     End of Period                                            15.75       17.00       18.38         16.99        14.05       10.84
     Number of Accum. Units Outstanding                 10,844,584    12,047,555 12,271,286   10,544,818     6,903,606   2,044,523
------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period                                     $15.82       $17.93     $12.58        $13.49      $11.31       $10.51
     End of Period                                            14.28       15.82        17.93        12.58       13.49        11.31
     Number of Accum. Units Outstanding                   4,744,773    5,473,303  5,435,852     5,532,610    3,940,243  1,237,405
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period                                     $13.68      $13.77      $13.50       $12.88       $11.29       $10.10
     End of Period                                           14.00        13.68       13.77        13.50        12.88        11.29
     Number of Accum. Units Outstanding                  9,987,878    10,379,151 11,413,993    8,184,894     3,945,097     659,663
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Developing Growth Sub-Account
     Beginning of Period                                    $11.57        $14.45     $11.07       $10.53       $10.00            *
     End of Period                                            10.63       11.57       14.45        11.07         10.53
     Number of Accum. Units Outstanding                   3,007,893   3,364,546    2,153,899    1,342,201      148,658
------------------------------------------------------------------------------------------------------------------------------------

Large Cap Research Sub-Account
     Beginning of Period                                         *       $14.64      $11.83        $9.90       $10.00            *
     End of Period                                                         16.25      14.64        11.83          9.90
     Number of Accum. Units Outstanding                               2,796,457   2,260,424    1,094,920       124,559
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                    $44.62       $39.46      $35.90            *             *           *
     End of Period                                            41.48        44.62       39.46
     Number of Accum. Units Outstanding                  19,653,991  19,739,469 21,128,621
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period                                      $9.64            *          *            *             *           *
     End of Period                                             8.83
     Number of Accum. Units Outstanding                      85,446
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period                                    $16.40       $10.88       $10.44      $10.47       $10.00            *
     End of Period                                           17.48        16.40       10.88        10.44         10.47
     Number of Accum. Units Outstanding                  3,949,594     3,377,783   2,528,900   1,642,553       194,386
------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Enhanced Index Sub-Account
(formerly Large Cap Stock Sub-Account)
     Beginning of Period                                    $19.66       $22.55      $19.43       $14.89       $11.33       $10.00
     End of Period                                           17.18        19.66       22.55        19.43        14.89        11.33
     Number of Accum. Units Outstanding                   9,604,542   10,667,988 10,050,149    4,178,035    1,473,929   1,389,606
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Initial Class)
MFS Emerging Growth Sub-Account
     Beginning of Period                                    $18.28       $23.06      $13.23       $10.00            *            *
     End of Period                                           11.99        18.28       23.06         13.23
     Number of Accum. Units Outstanding                   1,651,486    1,710,417  1,237,361       539,659
------------------------------------------------------------------------------------------------------------------------------------

MFS Strategic Income Sub-Account
(formerly known as MFS(R)Global Governments Sub-Account)
     Beginning of Period                                     $10.61      $10.26      $10.67       $10.00            *            *
     End of Period                                           10.96        10.61       10.26         10.67
     Number of Accum. Units Outstanding                      20,273      14,766       7,473         2,082
------------------------------------------------------------------------------------------------------------------------------------

MFS Investors Trust Sub-Account
     Beginning of Period                                    $12.50        $12.70     $12.07       $10.00            *            *
     End of Period                                           10.36         12.50      12.70         12.07
     Number of Accum. Units Outstanding                  2,514,762     2,041,279  1,373,014       581,434
------------------------------------------------------------------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                                     $9.51        $10.33      $9.85       $10.00            *            *
     End of Period                                            9.57         9.51       10.33          9.85
     Number of Accum. Units Outstanding                     780,005     546,225      437,876  219,209
------------------------------------------------------------------------------------------------------------------------------------

MFS Research Sub-Account
     Beginning of Period                                     $13.97      $14.89       $12.17      $10.00            *            *
     End of Period                                           10.85        13.97       14.89         12.17
     Number of Accum. Units Outstanding                   1,538,541    1,487,387  1,098,586       464,786
------------------------------------------------------------------------------------------------------------------------------------

MFS New Discovery Sub-Account
     Beginning of Period                                     $8.60       $10.00           *             *           *            *
     End of Period                                            8.05          8.60
     Number of Accum. Units Outstanding                    832,101        16,967
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
Oppenheimer Bond/VA Sub-Account
     Beginning of Period                                    $10.70             *          *            *             *           *
     End of Period                                            11.37
     Number of Accum. Units Outstanding                   1,161,929
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital Appreciation/VA Sub-Account
     Beginning of Period                                    $16.81            *           *            *            *            *
     End of Period                                            14.49
     Number of Accum. Units Outstanding                     772,904
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer High Income/VA Sub-Account
     Beginning of Period                                     $9.66            *           *            *             *           *
     End of Period                                             9.71
     Number of Accum. Units Outstanding                     298,630
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Growth &
Income/VA Sub-Account
     Beginning of Period                                    $11.15            *           *            *             *           *
     End of Period                                             9.88
     Number of Accum. Units Outstanding               1,357,695
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Strategic Bond/VA Sub-Account
     Beginning of Period                                    $10.42            *           *            *             *           *
     End of Period                                            10.77
     Number of Accum. Units Outstanding                     338,891
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust (Administrative Class)
PIMCO High Yield Sub-Account
(formerly PIMCO High Yield Bond Sub-Account)
     Beginning of Period                                      $9.85      $10.08      $10.00            *            *            *
     End of Period                                            9.95         9.85        10.08
     Number of Accum. Units Outstanding                     23,685        6,254           10
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Low Duration Sub-Account
(formerly PIMCO Low Duration Bond Sub-Account)
     Beginning of Period                                     $10.62       $9.97     $10.00             *            *            *
     End of Period                                            11.35       10.62         9.97
     Number of Accum. Units Outstanding                    114,543         7,992          10
------------------------------------------------------------------------------------------------------------------------------------

PIMCO StocksPLUS Growth and Income Sub-Account
     Beginning of Period                                     $9.20       $10.31       $10.00           *            *            *
     End of Period                                            8.11         9.20        10.31
     Number of Accum. Units Outstanding                     51,653       36,238          887
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Total Return Sub-Account
(formerly PIMCO Total Return Bond Sub-Account)
     Beginning of Period                                    $10.74        $9.88      $10.00            *            *            *
     End of Period                                            11.49        10.74        9.88
     Number of Accum. Units Outstanding                   1,361,827     406,563        7,170
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust (Class IA Shares)
Putnam VT Growth and Income Sub-Account
     Beginning of Period                                     $12.16      $11.40      $11.38       $10.00            *            *
     End of Period                                            11.25       12.16        11.40        11.38
     Number of Accum. Units Outstanding                  2,743,292    2,756,294   2,304,013     1,115,668
------------------------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth Sub-Account
     Beginning of Period                                     $16.51      $18.49       $11.71      $10.00            *            *
     End of Period                                           12.96        16.51       18.49         11.71
     Number of Accum. Units Outstanding                  1,987,640    1,605,448    1,092,379      530,055
------------------------------------------------------------------------------------------------------------------------------------

Putnam VT International New Opportunities Sub-Account
     Beginning of Period                                     $13.83      $22.82      $11.40       $10.00            *            *
     End of Period                                             9.75        13.83      22.82         11.40
     Number of Accum. Units Outstanding                    294,160       294,255    110,085    52,809
------------------------------------------------------------------------------------------------------------------------------------

Putnam VT New Value Sub-Account
     Beginning of Period                                    $12.52       $10.37      $10.48       $10.00            *            *
     End of Period                                           12.79        12.52       10.37         10.48
     Number of Accum. Units Outstanding                    161,764      122,202      66,900        42,091
------------------------------------------------------------------------------------------------------------------------------------

Putnam VT Vista Sub-Account
     Beginning of Period                                    $16.83       $17.77       $11.79      $10.00            *            *
     End of Period                                           11.05        16.83       17.77         11.79
     Number of Accum. Units Outstanding                    866,638      818,622     385,345       151,405
------------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds
Aggressive Equity Sub-Account
     Beginning of Period                                    $10.21       $10.42       $9.96       $10.00            *            *
     End of Period                                            9.83        10.21       10.42          9.96
     Number of Accum. Units Outstanding                  1,080,187    1,066,818     907,258       536,278
------------------------------------------------------------------------------------------------------------------------------------

Core Bond Sub-Account
     Beginning of Period                                    $11.26       $10.38      $10.59       $10.00            *            *
     End of Period                                           11.92        11.26       10.38         10.59
     Number of Accum. Units Outstanding                  2,937,219     2,979,535  2,654,149     1,609,851
------------------------------------------------------------------------------------------------------------------------------------

Multi-Style Equity Sub-Account
     Beginning of Period                                    $12.69       $14.67      $12.69       $10.00            *            *
     End of Period                                            10.74       12.69       14.67         12.69
     Number of Accum. Units Outstanding                   4,918,552   4,567,652   3,839,689     2,328,430
------------------------------------------------------------------------------------------------------------------------------------

Non-U.S. Sub-Account
     Beginning of Period                                    $12.36       $14.65      $11.14       $10.00            *            *
     End of Period                                            9.50        12.36       14.65         11.14
     Number of Accum. Units Outstanding                  1,989,503    1,864,835   1,566,787       925,792
------------------------------------------------------------------------------------------------------------------------------------

Real Estate Securities Sub-Account
     Beginning of Period                                    $11.78         $9.39     $10.00            *            *            *
     End of Period                                           12.52        11.78         9.39
     Number of Accum. Units Outstanding                    216,588      171,854       67,264
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class A)
International Sub-Account
     Beginning of Period                                      $8.98      $11.63      $10.00            *            *            *
     End of Period                                            6.12          8.98       11.63
     Number of Accum. Units Outstanding                    522,292       303,945      14,499
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II
Scudder Government Securities Sub-Account
     Beginning of Period                                    $11.47       $10.48      $10.56       $10.00            *            *
     End of Period                                           12.24        11.47        10.48        10.56
     Number of Accum. Units Outstanding                    227,714      201,531     218,804        59,712
------------------------------------------------------------------------------------------------------------------------------------

Scudder Small Cap Growth Sub-Account
     Beginning of Period                                    $13.64       $15.49      $11.68       $10.00            *            *
     End of Period                                            9.58        13.64       15.49         11.68
     Number of Accum. Units Outstanding                     262,419     249,067     113,560        76,492
------------------------------------------------------------------------------------------------------------------------------------

SVS Dreman Small Cap Value Sub-Account
(formerly known as Scudder Small Cap Value Sub-Account)
     Beginning of Period                                    $ 9.10         $8.87      $8.75       $10.00            *            *
     End of Period                                           10.58         9.10        8.87          8.75
     Number of Accum. Units Outstanding                    524,101       518,884    496,083       245,092
------------------------------------------------------------------------------------------------------------------------------------



* The Mid-Cap Value, Large Cap Research and Developing Growth Portfolios started regular investment operations on August 20, 1997. The Lord Abbett Growth and Income Portfolio commenced regular investment operations on January 8, 1999. Separate Account inception dates in the other investment portfolios are as follows: AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Liberty Variable Investment Trust, MFS Variable Insurance Trust (except September 1, 2000 for MFS New Discovery Series); and Putnam Variable Trust - December 31, 1997; General American Capital Company - June 3, 1996; Franklin Templeton Variable Insurance Products Trust - May 1, 1998 (except February 26, 1999 for the Franklin Small Cap Fund and April 30, 1998 for Mutual Shares Securities Fund); American Century Variable Portfolios, Inc., Dreyfus Stock Index Fund; Dreyfus Variable Investment Fund; INVESCO Variable Investment Funds, Inc.; Scudder Variable Series I; PIMCO Variable Insurance Trust - November 19, 1999; and Scudder Variable Series II - January 29, 1998 (except February 26, 1999 for Scudder Government Securities Portfolio).The accumulation unit values shown above for the beginning of the period for the Multi-Style Equity, Aggressive Equity, Non-U.S., Core Bond Real Estate Securities and Money Market sub-accounts reflect the dates these investment portfolios were first offered for sale through the Separate Account (December 31, 1997 for the Multi-Style Equity, Aggressive Equity, Non-U.S. and Core Bond sub-accounts; and July 1, 1999 for the Real Estate Securities sub-account). The sub-accounts investing in AllianceBernstein Value (Class B), AllianceBernstein Small Cap Value (Class
   B), Fidelity Equity-Income, Growth and High Income, Oppenheimer Bond, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer Main Street Growth & Income, and Oppenheimer Strategic Bond began operations May 1, 2001.

(1) Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001.

The following investment portfolios are no longer available for allocations of new purchase payments or transfers of contract value (excluding rebalancing and dollar cost averaging programs in existence at the time of termination): (a) Goldman Sachs Variable Insurance Trust: Goldman Sachs VIT Growth and Income Portfolio and Goldman Sachs VIT International Equity Portfolio (terminated effective March 1, 2002); (b) INVESCO Variable Investment Funds, Inc.: INVESCO VIF - High Yield Fund (terminated effective May 1, 2002); (c) Liberty Variable Insurance Trust: Newport Tiger Fund, Variable Series (terminated effective May 1, 2002); (d) Scudder Variable Series II: SVS Dreman Small Cap Value Portfolio, Scudder Government Securities Portfolio and Scudder Small Cap Growth Portfolio (terminated effective May 1, 2002). Accumulation unit values for these portfolios are shown above.



APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
Part 1. INVESTMENT OBJECTIVES AND STRATEGIES

Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.


AIM VARIABLE INSURANCE FUNDS:

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.


AIM V.I. International Growth Fund (formerly known as AIM V.I. International Equity Fund)

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


AIM V.I. Premier Equity Fund (formerly known as AIM V.I. Value Fund)

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.


ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.:

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Premier Growth Portfolio (Class A)

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.


AllianceBernstein Real Estate Investment Portfolio (Class A)

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


AllianceBernstein Value Portfolio (Class B)

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued.


AllianceBernstein Small Cap Value Portfolio (Class B)

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with small market capitalizations.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


VP Income & Growth Fund

Investment Objective: The Fund seeks capital growth by investing in common stocks. Income is a secondary objective.


VP International Fund

Investment   Objective:   The  Fund  seeks   capital   growth  by  investing  in
internationally diversified stocks.


VP Value Fund

Investment Objective: The Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.


DREYFUS STOCK INDEX FUND
(INITIAL CLASS):

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

Investment Objective: The Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.


DREYFUS VARIABLE INVESTMENT
FUND (INITIAL CLASS):

The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser to the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:


Appreciation Portfolio

Investment Objective: The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.


Disciplined Stock Portfolio

Investment Objective: The Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio invests at least 80% of its assets in stocks. Consistency of returns and stability of the Portfolio's share price compared to the S&P 500 are primary goals of the process.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND:

Fidelity Variable Insurance Products Fund is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Service Class 2 portfolios are available under the contract:


High Income Portfolio

Investment Objective: The High Income Portfolio seeks a high level of current income while also considering growth of capital.


Growth Portfolio

Investment   Objective:   The  Growth   Portfolio   seeks  to  achieve   capital
appreciation.


Equity-Income Portfolio

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each Fund has two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund, Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund, Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the contract:


Franklin Small Cap Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies.


Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.


Templeton Foreign Securities Fund (formerly Templeton  International  Securities
Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.


Mutual Shares Securities Fund

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).


GENERAL AMERICAN CAPITAL COMPANY:

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:


Money Market Fund

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.


INVESCO VARIABLE INVESTMENT
FUNDS, INC.:

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolio is available under the contract:


INVESCO VIF - Dynamics Fund

Investment Objective: The INVESCO VIF - Dynamics Fund seeks capital appreciation. The Portfolio normally invests at least 65% of its assets in common stocks of mid-sized companies. INVESCO defines mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase.


MET INVESTORS SERIES TRUST (CLASS A):

Met Investors Series Trust is managed by Met Investors Advisory LLC (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The following Class A portfolios are available under the contract:


J.P. Morgan International Equity Portfolio

Investment Objective: The J.P. Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.


J.P. Morgan Enhanced Index Portfolio

Investment Objective: The J.P. Morgan Enhanced Index Portfolio seeks to provide long-term growth of capital and income.


J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.


J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.


J.P. Morgan Small Cap Stock Portfolio

Investment Objective: The J.P. Morgan Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.


Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.


Lord Abbett Developing Growth Portfolio

Investment Objective: The Lord Abbett Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.


Lord Abbett Growth and Income Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.


Lord Abbett Mid-Cap Value Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


Lord Abbett Growth Opportunities Portfolio

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.



MFS(R)VARIABLE INSURANCE TRUST (INITIAL CLASS):

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


MFS Emerging Growth Series

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies.


MFS Strategic Income Series (formerly known as MFS(R)Global Governments Series)

Investment Objective:  The Series' investment objective is to provide income and
capital  appreciation.   The  Series  invests  primarily  in  U.S.  and  foreign
government securities.


MFS Investors Trust Series

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.


MFS High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.


MFS Research Series

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.


MFS New Discovery Series

Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies.


NEW ENGLAND ZENITH FUND:

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired sub-advisers to make the day-to-day investment decisions. The following portfolio is available under the contract:


Capital Guardian U.S. Equity Series (Class B)

Investment Objective: The investment objective of the Capital Guardian U.S. Equity Series is long-term growth of capital. Under normal circumstances, the Series invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations greater than $1 billion at the time of purchase.


OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Oppenheimer Bond Fund/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.


Oppenheimer Capital Appreciation Fund/VA

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies. The Fund invests mainly in common stocks of established and well-known U.S. companies.




Oppenheimer High Income Fund/VA

Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities. The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers.


Oppenheimer Main Street Growth & Income Fund/VA

Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks.


Oppenheimer Strategic Bond Fund/VA

Investment Objective: The Fund seeks a high level of current income. The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high-yield securities of U.S. companies.


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:


PIMCO High Yield Portfolio (formerly PIMCO High Yield Bond Portfolio)

Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.


PIMCO Low Duration Portfolio (formerly PIMCO Low Duration Bond Portfolio)

Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.


PIMCO StocksPLUS Growth and Income Portfolio

Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.


PIMCO Total Return Portfolio (formerly PIMCO Total Return Bond Portfolio)

Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.


PUTNAM VARIABLE TRUST:

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


PUTNAM VT Growth and Income Fund - Class IA Shares

Investment Objective: The Fund seeks capital growth and current income. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.


PUTNAM VT International Growth Fund - Class IA Shares

Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States.


PUTNAM VT International New Opportunities Fund - Class IA Shares

Investment Objective: The Fund seeks long term capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on growth stocks.


PUTNAM VT New Value Fund - Class IA Shares

Investment Objective: The Fund seeks long-term capital appreciation. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks.


PUTNAM VT Vista Fund - Class IA Shares

Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goals by investing mainly in common stocks of U.S. companies with a focus on growth stocks.


RUSSELL INSURANCE FUNDS:

Russell Insurance Funds is managed by Frank Russell Investment Management Company. Russell Insurance Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:


Multi-Style Equity Fund

Investment Objective: The Multi-Style Equity Fund seeks to provide income and capital growth by investing principally in equity securities.


Aggressive Equity Fund

Investment Objective: The Aggressive Equity Fund seeks to provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from the Multi-Style Equity Fund by investing in equity securities.


Non-U.S. Fund

Investment Objective: The Non-U.S. Fund seeks to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.


Real Estate Securities Fund

Investment Objective: The Real Estate Securities Fund seeks to generate a high level of total return through above-average current income while maintaining the potential for capital appreciation.


Core Bond Fund

Investment Objective: The Core Bond Fund seeks to maximize total return through capital appreciation and income by assuming a level of volatility consistent with the broad fixed-income market by investing in fixed-income securities.



SCUDDER VARIABLE SERIES I (CLASS A):

Scudder Variable Series I is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


International Portfolio

Investment Objective: The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.


Part 2.       PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the RUSSELL-SELECT ANNUITY, the following portfolios are available:


General American Capital Company
   Money Market Fund


Russell Insurance Funds
   Aggressive Equity Fund
   Core Bond Fund
   Multi-Style Equity Fund
   Non-U.S.Fund
   Real Estate Securities Fund

If you purchased the CUSTOM-SELECT ANNUITY, the following portfolios are available:


AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
      (formerly AIM V.I. International Equity Fund)
   AIM V.I. Premier Equity Fund
      (formerly AIM V.I. Value Fund)


Alliance Variable Products Series Fund, Inc.
   Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate Investment
      Portfolio (Class A)


Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares
   Franklin Small Cap Fund
   Mutual Shares Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
      (formerly Templeton International Securities Fund)


General American Capital Company
   Money Market Fund


Met Investors Series Trust (Class A)
   J.P. Morgan Enhanced Index Portfolio
   J.P. Morgan International Equity Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   J.P. Morgan Small Cap Stock Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Mid-Cap Value Portfolio


MFS Variable Insurance Trust (Initial Class)
   MFS Emerging Growth Series
   MFS Strategic Income Series (formerly known
      as MFS(R) Global Governments Series)
   MFS Investors Trust Series
   MFS High Income Series
   MFS Research Series
   MFS New Discovery Series


New England Zenith Fund
   Capital Guardian U.S. Equity Series (Class B)


Oppenheimer Variable Account Funds
   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA


Putnam Variable Trust
   Putnam VT Growth and Income Fund - Class IA Shares
   Putnam VT International Growth Fund -
      Class IA Shares
   Putnam VT International New Opportunities
      Fund - Class IA Shares
   Putnam VT New Value Fund - Class IA Shares
   Putnam VT Vista Fund - Class IA Shares

If you purchased the NAVIGATOR-SELECT ANNUITY, the following portfolios are available:


AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
      (formerly AIM V.I. International Equity Fund)
   AIM V.I. Premier Equity Fund
      (formerly AIM V.I. Value Fund)


Alliance Variable Products Series Fund, Inc.
   Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate Investment
      Portfolio (Class A)
   AllianceBernstein Value Portfolio (Class B)
   AllianceBernstein Small Cap Value Portfolio (Class B)


American Century Variable Portfolios, Inc.
   VP Income & Growth Fund
   VP International Fund
   VP Value Fund


Dreyfus Stock Index Fund (Initial Class)

Dreyfus Variable Investment Fund (Initial Class)
   Dreyfus VIF - Appreciation Portfolio
   Dreyfus VIF - Disciplined Stock Portfolio


Fidelity Variable Insurance Products
Fund (Service Class 2 Shares)
   Equity-Income Portfolio
   Growth Portfolio
   High Income Portfolio


Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares:
   Franklin Small Cap Fund
   Mutual Shares Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
      (formerly Templeton International Securities Fund)


General American Capital Company
   Money Market Fund


INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Dynamics Fund


Met Investors Series Trust (Class A)
   J.P. Morgan Enhanced Index Portfolio
   J.P. Morgan International Equity Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   J.P. Morgan Small Cap Stock Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio


MFS Variable Insurance Trust (Initial Class)
   MFS Emerging Growth Series
   MFS Strategic Income Series (formerly known
      as MFS(R) Global Governments Series)
   MFS Investors Trust Series
   MFS High Income Series
   MFS Research Series
   MFS New Discovery Series


New England Zenith Fund
   Capital Guardian U.S. Equity Series (Class B)


PIMCO Variable Insurance Trust
(Administrative Class)
   PIMCO High Yield Portfolio (formerly
      PIMCO High Yield Bond Portfolio)
   PIMCO Low Duration Portfolio (formerly
      PIMCO Low Duration Bond Portfolio)
   PIMCO StocksPLUS Growth and Income Portfolio
   PIMCO Total Return Portfolio (formerly
      PIMCO Total Return Bond Portfolio)


Putnam Variable Trust
   Putnam VT Growth and Income Fund - Class IA Shares
   Putnam VT International Growth Fund -
      Class IA Shares
   Putnam VT International New Opportunities Fund -
      Class IA Shares
   Putnam VT New Value Fund - Class IA Shares
   Putnam VT Vista Fund - Class IA Shares


Scudder Variable Series I (Class A)
   International Portfolio


CL-4281 (5/02)



Please send me, at no charge, the Statement of Additional Information dated May 1, 2002, for the annuity contract issued by MetLife Investors.


(Please print or type and fill in all information)


-----------------------------------------------------------
Name


-----------------------------------------------------------
Address


-----------------------------------------------------------
City                         State             Zip Code

CL-4279 (5/02)                                       NAVI-MO

-----------------------
-----------------------
-----------------------


                      MetLife Investors Insurance Company
                            Attn: Variable Products
                                 P.O. Box 10366
                           Des Moines, IA 50306-0366


                                  [back cover]

                              MetLife Investors(R)

                      MetLife Investors Insurance Company

                         Marketing and Executive Office
                            22 Corporate Plaza Drive
                             Newport Beach, CA 92660
                                  800-989-3752


                             Annuity Service Office
                                 P.O. Box 10366
                           Des Moines, IA 50306-0366
                                  800-343-8496


CL-4281 (5/02)                                                  21-NAVI-MOS